JPMorgan SmartRetirement 2065 Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]		12 Months Ended	38 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI INDEX(Net Total Return) (Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	20.78%
S&P TARGET DATE 2065+ INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		20.17%	18.46%
JPM SMARTRETIREMENT 2065 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		20.17%	18.52%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	16.85%
Performance Inception Date	Nov. 01, 2022
Class R2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.07%	16.10%
Class R2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.58%	13.09%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent		17.48%	17.14%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent		17.73%	17.44%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent		17.96%	17.62%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		18.09%	17.73%